Exhibit 99.1

Reverse Mortgage Funding, LLC Veritate Issuance Trust 2021-1 Due Diligence Review

June 10, 2021

This document is protected under the copyright laws of the United States and other countries as an unpublished work. This document contains information that is proprietary and confidential to American Mortgage Consultants, Inc. or its technical alliance partners, which shall not be disclosed outside or duplicated, used, or disclosed in whole or in part for any purpose other than to evaluate American Mortgage Consultants, Inc. Any use or disclosure in whole or in part of this information without the express written permission of American Mortgage Consultants, Inc. is prohibited.

© 2020 American Mortgage Consultants, Inc. (Unpublished). All rights reserved.

Reverse Mortgage Funding LLC, Veritate Issuance Trust 2021-1 Due Diligence

Review Results

Summary

AMC Diligence, LLC (“AMC”) reviewed a population of 276 Home Equity Conversion Mortgage loans (“HECMs”) owned by Reverse Mortgage Funding LLC (“RMF” or “Client”). Each HECM is sub-serviced by Compu-Link Corporation dba Celink (“Celink” or the “sub-servicer”). The reviews included review of data, documentation and images provided by the Client or Sub-Servicer, validation of key servicing system data, and confirmation of FHA Mortgage Insurance as of April 30, 2021 (the “Cut-off Date”). It also included ordering Broker Price Opinions (“BPOs”) for certain assets, as described herein. The procedures followed during AMC’s review (the “Review”) and the results of the Review are detailed below.

Sample selections were grossed up by 20% from original statistical sample sizes to preserve levels of statistical significance in the event of drops from the securitization population after the commencement of due diligence. The original population for securitization was reduced from 276 HECMs to 272 HECMs (the “Securitization Population”) after sample selections were made and due diligence commenced. The four (4) drops were requested by RMF because the loans paid off. Securitization Population reductions within each procedure tested may have altered overall statistical samples because of dropped loans after sampling was completed. Samples sizes and exceptions identified within the procedures below have excluded dropped loans.

Procedures

1.	Obtain a data tape from RMF, identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 120% to include a 20% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine:

a.	If the below fields in the sub-servicer’s servicing system of record agree to the data tape.

•	MIP Rate

•	Current UPB

•	Current Interest Rate

•	Loan Status

•	Borrower 1 First Name

•	Borrower 1 Last Name

•	Borrower 1 DOB

•	Borrower 2 First Name

•	Borrower 2 Last Name

•	Borrower 2 DOB

•	Current Life Expectancy Set-Aside Amount

•	Property City

•	Property State

•	Property Zip

•	Property Unit Count

•	Property Type

AMC was provided direct access to Celink’s servicing system to review the data elements in the sub-servicing system of record as well as screenshots of Celink’s servicing system as of the data tape Cut-off Date or later to validate the data points identified below.

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Reverse Mortgage Funding LLC, Veritate Issuance Trust 2021-1 Due Diligence

MIP Rate

From a sample of 193 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the MIP Rate represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Current UPB

From a sample of 193 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Current UPB represented in the screen shot or servicing system as of the Cut-off date to the value represented in the data tape. There were no exceptions noted.

Current Interest Rate

From a sample of 193 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Current Interest Rate represented in the screen shot or servicing system as of the Cut-off date to the value represented in the data tape. There were no exceptions noted.

Loan Status

From a sample of 193 HECMs, AMC reviewed the servicing system screenshot or servicing system transaction history containing Loan Status effective dates as of the Cut-off date to the value represented in the data tape. There were no exceptions noted.

Borrower 1 First Name

From a sample of 193 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 First Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 1 Last Name

From a sample of 193 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 Last Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 1 DOB

From a sample of 193 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 DOB (“DOB”) represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 2 First Name

From a sample of 193 HECMs, AMC identified 84 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 84 HECMs and compared the Borrower 2 First Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 2 Last Name

From a sample of 193 HECMs, AMC identified 84 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 84 HECMs and compared the Borrower 2 Last Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 2 DOB

From a sample of 193 HECMs, AMC identified 84 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 84 HECMs and compared the Borrower 2 DOB represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

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Reverse Mortgage Funding LLC, Veritate Issuance Trust 2021-1 Due Diligence

Current Life Expectancy Set-Aside Amount

From a sample of 193 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Current Life Expectancy Set-Aside Amount represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Property City

From a sample of 193 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property City represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Property State

From a sample of 193 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property State represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Property Zip

From a sample of 193 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Zip represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Property Unit Count

From a sample of 193 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Unit Count represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Property Type

From a sample of 193 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Type represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

b.	If the below fields from the original document of record, HUD’s “HERMIT” system, HUD documents or combination of systems agree with the data tape.

•	Maximum Claim Amount

•	Original Note Rate

•	Margin (for adjustable rate loans)

•	Index (for adjustable rate loans)

•	Debenture Rate

•	Closing Date

•	FHA Case Number

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Max Claim Amount

From a sample of 193 HECMs, AMC reviewed HERMIT screen shots from the sub-servicer and compared the Max Claim Amount represented in the screen shot to the data tape provided by RMF. There were no exceptions noted.

Original Note Rate

From a sample of 193 HECMs, AMC reviewed the original Note, provided by RMF or retrieved by AMC from Celink’s servicing system. AMC compared the Original Note Rate represented in the Note to the Original Note Rate on the data tape provided by RMF. There were no exceptions noted.

Margin (on adjustable rate HECMs)

From a sample of 193 HECMs, AMC identified 0 HECMs with adjustable rate features. AMC reviewed the original Note provided by RMF or retrieved by AMC from Celink’s servicing system for the 193 HECMs and confirmed that the HECM was not an adjustable rate loan. There were no exceptions noted.

Index (on adjustable rate HECMs)

From a sample of 193 HECMs, AMC identified 0 HECMs with adjustable rate features. AMC reviewed the Original Note provided by RMF or retrieved by AMC from Celink’s servicing system for the 193 HECMs and confirmed that the HECM was not as adjustable rate loan. There were no exceptions noted.

Debenture Rate

From a sample of 193 HECMs, AMC reviewed HERMIT screen shots from the sub-servicer to determine the endorsement date and looked up the corresponding Debenture Interest Rate to Mortgagee Debenture Interest Rates published by HUD. AMC compared the debenture rate to the tape data. There were no exceptions noted.

Closing Date

From a sample of 193 HECMs, AMC reviewed HERMIT screen shots or HUD settlement documents from the sub-servicer to determine the Closing Date recognized by HUD and compared the date to the tape data. There were no exceptions noted.

FHA Case Number

From a sample of 193 HECMs, AMC reviewed HERMIT screen shots from the sub-servicer and compared the FHA Case Number represented in the screen shot to the data tape provided by RMF. There were no exceptions noted.

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2.	Obtain and review FHA reporting from RMF and determine that all HECMs have FHA insurance coverage. AMC evaluated FHA coverage on 272 assets in the Securitization Population. On May 12, 2021, AMC observed RMF and Celink via webcast retrieve an Excel export from the HERMIT system of applicable RMF HECMs considered as part of the Securitization Population. The reports retrieved included the endorsement status as of the webcast retrieval date. RMF and Celink then saved and transmitted the report directly to AMC for review. There were no exceptions noted.

3.	Obtain a data tape from RMF with respect to the Securitization Population, identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 120% to include a 20% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine if the primary borrower was sixty-two (62) years of age or older at the time of closing based upon documents validating age in the imaging system.

From a sample of 193 HECMs in the Securitization Population, AMC reviewed imaged HECM loan files to verify a proof of age was provided by the borrower at origination, was available in the imaged loan file, and that the borrower was sixty-two (62) years of age or older at the time of closing. The due diligence identified two (2) exceptions which were due to illegible IDs. There were no other exceptions noted.

4.	Obtain the most recent valuations report on inactive HECMs including date of valuation, type, and amount, and

a.	Select a random 25% sample of HECMs and order Broker Price Opinions. Compare results received versus the most recent valuation product received on the loan.

BPOs were ordered and received on 70 HECMs in the Securitization Population. The results of all the BPOs have been provided to RMF.

For (4) four of the BPOs received, the Client indicated that the property information and/or comparable properties utilized did not adequately reflect the value of the property and the Client requested BPO reconciliations be performed on those four (4) properties.  The BPO reconciliations were performed by the Valuations Division of AMC and the AMC analysis yielded a higher property value than what was presented in the original BPO.  The reconciled BPO values have been provided in the due diligence data report as additional supporting information.

Other than for the four (4) BPO Reconciliations requested by RMF and performed by AMC, AMC did not review the BPOs in order to ascertain the validity of any values.  AMC makes no representations or warranties about the underlying value of the property.

5.	Identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 120% to include a 20% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine if occupancy certifications were received between 5/1/2020 – 4/30/2021 and compare that outcome to the representation on the data tape.

From a sample of 193 HECMs in the Securitization Population, AMC reviewed the imaged file to determine if a borrower occupancy certification had been received between 5/1/2020 and 4/30/2021 and compared the outcome to the data tape. AMC identified four (4) instances where the documentation in the imaged file was found to have a variance compared to the data tape. RMF explained that the servicer has 60 days from the end of the twelve-month period of the due date of the last occupancy certification from the borrower to obtain a current occupancy certification, and that these four (4) loans were still within that 60-day window so were not considered to be a default at the time of the Review. There were no other exceptions noted.

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